Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2023	2022
Compensation and related benefits	$3,496	$3,357
Research and development	4,895	1,800
Accrued severance, bonus, and retention (1)	2,476	—
Accrued offering costs in connection with pre-closing financing	3,334	—
Accrued transaction costs related to reverse merger	2,557	—
Other	737	167
Total accrued expenses and other current liabilities	$17,495	$5,324
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(1)Includes accrued severance, bonus, and retention payments for current and former Neoleukin employees. Refer to Note 10, Commitments and Contingencies, for further detail.
Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Compensation, bonuses and related benefits	$3,432	$3,496
Research and development	6,483	4,895
Accrued severance, bonus, and retention (1)	—	2,476
Accrued offering costs in connection with pre-closing financing	—	3,334
Accrued transaction costs related to reverse merger	—	2,557
Other	523	737
Total accrued expenses and other current liabilities	$10,438	$17,495
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(1)Includes accrued severance, bonus, and retention payments for former Neoleukin employees.